Short-Term Loans (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Loans [Abstract]
Schedule of Movement in Short-Term Loans	The following table presents the movement in short-term loans:
Balance as of December 31, 2025	$1,197
Repayment of short-term loans	(1,197)

Balance as of June 30, 2026	$-